Intangible Assets, Net (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Intangible Assets, Net

NOTE 4 — INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	December 31, 2019	December 31, 2018
Patents	$391,697	$396,614
Land use rights	952,455	964,410
Subtotal	1,344,152	1,361,024
Less: accumulated amortization for patents	(234,456)	(197,738)
Accumulated amortization for land use right	(120,644)	(102,870)
Subtotal	(355,100)	(300,608)
Intangible assets, net	$989,052	$1,060,416

Amortization expense was $58,671 and $61,326 for the years ended December 31, 2019 and 2018, respectively.

Estimated future amortization expense for intangible assets is as follows:

December 31,	Total amortization expense
2020	$58,671
2021	58,671
2022	58,671
2023	57,038
2024	27,432
Thereafter	728,569
Total expense	$989,052